Property, plant and equipment, net (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 7,874,452	$ 8,015,971
Less: Accumulated depreciation	(5,454,555)	(5,315,937)
Property, plant and equipment, net	2,419,897	2,700,034
Buildings
Property, Plant and Equipment [Line Items]
Subtotal	5,123,313	5,199,348
Machinery and Production equipment
Property, Plant and Equipment [Line Items]
Subtotal	1,874,073	1,901,886
Electronic equipment
Property, Plant and Equipment [Line Items]
Subtotal	237,347	240,606
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	55,143	55,961
Automobiles
Property, Plant and Equipment [Line Items]
Subtotal	461,577	501,156
Construction in progress
Property, Plant and Equipment [Line Items]
Subtotal	$ 122,999	$ 117,014